Research and Development Payroll Tax Credits	12 Months Ended
Dec. 31, 2020
BETTER THERAPEUTICS OPCO [Member]
Tax Credit Carryforward [Line Items]
Research and Development Payroll Tax Credits
4.	Research and Development Payroll Tax Credits
As of December 31, 2020 and 2019, the Company had research and development payroll tax credit receivables of $496 and $250, respectively. The current portion as of December 31, 2020 of $216 was reflected in other current assets and the long-term portion of $280 was reflected in other long-term assets. As of December 31, 2019, the entire balance was reflected in other long-term assets.